Premises and Equipment	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Premises and Equipment	PREMISES AND EQUIPMENT
Premises and equipment at March 31, 2024 and 2025 consisted of the following:

	2024 (As Adjusted)	2025
	(in millions)
Land	¥389,709	¥406,470
Buildings	798,936	794,868
Equipment and furniture	557,073	561,926
Leasehold improvements	267,968	284,171
Construction in progress	30,001	34,007
Total	2,043,687	2,081,442
Less accumulated depreciation	1,171,046	1,161,588
Premises and equipment-net	¥872,641	¥919,854
For the fiscal years ended March 31, 2023, 2024 and 2025, the MUFG Group recognized ¥5,318 million, ¥3,159 million and ¥14,695 million, respectively, of impairment losses for long-lived assets, primarily real estate which was either formerly used for its banking operations and is no longer used or real estate that is being used where recovery of the carrying amount is doubtful. In addition, ¥173 million, ¥5,468 million and ¥363 million of impairment losses were recognized for real estate held for sale for the fiscal years ended March 31, 2023, 2024 and 2025, respectively. These losses are included in Other non-interest expenses. In computing the amount of impairment losses, fair value was determined primarily based on market prices, if available, or the estimated price based on an appraisal.